Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share
	For the Year Ended			For the Year Ended
	December 31, 2013			December 31, 2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(10,058,996)	15,463,256	$(0.65)	$(4,163,008)	11,136,484	$(0.37)